Condensed Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities - Jasper Therapeutics, Inc. [Member] - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
CMO accrued expenses	$ 925	$ 63
Accrued employee and related compensation expenses	783	76
License option liability, current	400
Research and development accrued expenses	338	1,231
Accrued tax liabilities	90
Other	59
Total	$ 2,595	$ 1,370